CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Cash flows from operating activities:
Net income	¥ 118,830,685	$ 17,860,413	¥ 988,658,586
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of derivative liability -warrant liability	0	0	(34,937,341)
Change in fair value of derivative liability -rate cap	19,455,037	2,924,118	0
Share-based compensation charge	45,867,991	6,894,021	55,580,335
Depreciation of property, plant and equipment	419,333,465	63,026,388	341,558,437
Depreciation of project assets	2,876,393	432,326	292,818,963
Amortization of land use rights	6,263,953	941,481	5,565,393
Amortization of intangible assets	2,502,109	376,070	1,692,336
Inventories provision	249,610,511	37,516,798	267,788,965
Provision/(reversal of provision) for allowance of doubtful accounts	(137,434,672)	(20,656,617)	75,103,661
Loss on disposal of property, plant and equipment	9,776,332	1,469,396	25,999,510
(Gain)/Loss on disposal of intangible assets	3,287,539	494,122	(3,727,161)
Impairment of long-lived assets	0	0	103,146,548
Guarantee service income	(42,745,221)	(6,424,665)	0
Equity (Gain)/Loss of affiliated companies	631,802	94,961	(13,726,179)
Deferred income taxes	0	0	(1,127,377)
Investment income	0	0	(90,806)
Exchange (gain)/loss, net	82,517,522	12,402,495	(191,137,840)
Changes in operating assets and liabilities (net of impact of disposition):
Increase in accounts receivable - third parties	(1,374,037,802)	(206,519,742)	(2,236,340,616)
Decrease in accounts receivable - related parties	388,787,073	58,435,224	27,973,958
Decrease in notes receivable - third parties	519,258,872	78,045,312	310,567,964
Decrease in notes receivable - related parties	370,200,000	55,641,561	0
Increase in advances to suppliers - third parties	(291,624,876)	(43,831,614)	(17,422,263)
Decrease in advances to suppliers - related party	661,788	99,468	1,021,128
Increase in other receivables - related party	(3,074,194)	(462,056)	(128,546)
Increase in inventories	(1,018,235,184)	(153,042,127)	(323,265,498)
Increase in prepayments and other current assets	(516,247,193)	(77,592,652)	(61,154,352)
Increase in other assets-third parties	(24,076,170)	(3,618,681)	(342,426,419)
Increase in accounts payable - third parties	623,720,510	93,746,037	280,444,730
(Decrease)/Increase in accounts payable - related parties	2,255,968	339,075	(1,072,348)
Increase in accrued payroll and welfare expenses	86,748,115	13,038,359	55,463,686
Decrease in advances from - third parties	(499,836,685)	(75,126,131)	(517,441,542)
Increase/(decrease) in income tax payables	(105,692,651)	(15,885,749)	142,607,433
Increase in other payables and accruals - third parties	221,398,318	33,276,466	269,087,593
Increase/(decrease) in other payables and accruals - related parties	(64,478,572)	(9,691,217)	23,992,235
Net cash used by operating activities	(897,437,956)	(134,886,141)	(345,483,447)
Cash flows from investing activities:
Maturity of restricted short-term investments	4,062,311,335	610,570,895	1,822,826,111
Maturity of short-term investments	195,059,743	29,317,744	38,806,521
Cash received from Call Spread	0	0	4,989,159
Proceeds from disposal of property, plant and equipment	4,613,035	693,345	4,715,934
Proceeds from disposal of land use right	8,600,520	1,292,670	34,894,603
Cash received from disposal of JinkoSolar Thailand	2,380,069	357,728	0
Cash acquired, net of cash paid to third parties, for the acquisition of subsidiaries	0	0	69,673,250
Decrease in restricted cash	20,153,120	3,029,041	151,603,673
Purchase of property, plant and equipment	(1,721,469,027)	(258,739,126)	(1,215,297,598)
Cash paid for project assets	(120,457,664)	(18,104,950)	(2,498,016,638)
Cash paid for deposits related to construction of solar projects	0	0	(153,510,263)
Cash paid for investments in affiliates	(16,879,589)	(2,537,025)	0
Cash paid for land use rights	(4,084,616)	(613,923)	(17,578,703)
Cash paid for deposits related to land use rights	(25,955,000)	(3,901,072)	0
Purchase of intangible assets	(10,813,173)	(1,625,235)	(3,320,805)
Purchase of restricted short-term investments	(4,771,186,150)	(717,115,740)	(2,964,857,355)
Purchase of short-term investments	(191,646,751)	(28,804,766)	(15,905,817)
Cash collected for disposal of Zhejiang Leasing	15,928,869	2,394,131	0
Net cash used in investing activities	(2,553,445,279)	(383,786,283)	(4,740,977,928)
Cash flows from financing activities:
Proceeds from exercise of share options	69,929,452	10,510,491	16,856,046
Proceeds from issuance of bonds	297,900,000	44,774,773	0
Proceeds received from the seller-lessee, netting off the transaction costs	600,000,000	90,180,813	0
Repayment of capital lease obligation	(49,608,519)	(7,456,228)	0
Payment of deposit for capital lease	(55,000,000)	(8,266,574)	0
Proceeds from borrowings	14,715,908,280	2,211,820,943	11,767,251,479
Increase in notes payable	1,275,433,488	191,699,380	844,427,242
Repurchase of convertible senior notes	(422,829,295)	(63,551,816)	(1,063,697,015)
Repayment of borrowings with embedded warrants	0	0	(938,646,084)
Repayment of bank borrowings	(13,284,080,440)	(1,996,615,280)	(5,344,239,294)
Repayment of bonds payable	0	0	(680,000,000)
Change in restricted cash for notes payable	(31,390,886)	(4,718,093)	129,132,621
Net cash provided by financing activities	3,116,262,080	468,378,409	4,731,084,995
Effect of foreign exchange rate changes on cash and cash equivalents	(48,846,901)	(7,341,753)	26,826,336
Net decrease in cash and cash equivalents	(383,468,056)	(57,635,768)	(328,550,044)
Cash and cash equivalents, beginning of period	2,501,417,491	375,966,436	3,683,664,081
Cash and cash equivalents, end of period	2,117,949,435	318,330,668	3,355,114,037
Supplemental disclosure of cash flow information
Cash paid for income tax	(179,493,331)	(26,978,091)	(207,237,639)
Cash paid for interest expenses (net of amounts capitalized)	(222,599,049)	(33,456,939)	(571,687,107)
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in other payables	615,474,831	92,506,701	403,027,557
Purchases of project assets included in other payables	46,535,853	6,994,402	1,609,038,493
Proceeds from exercise of share options received in subsequent period	0	0	4,766,125
Forward contracts [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of derivatives	6,061,281	911,019	8,242,134
Convertible senior notes [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of derivatives	0	0	77,304,196
Capped call options [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of derivatives	0	0	18,226,535
Call spread options [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of derivatives	¥ 0	$ 0	¥ 218,934